Loss Allowance for Expected Credit Losses On Credit Exposures Not Measured at Fair Value Through Profit or Loss - Summary of Exposure to Credit Risk (Detail) - ARS ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk		$ 609,603,369	$ 705,089,666
Less: Allowance for ECL		(11,002,504)	(18,761,457)
Loans and receivables		$ 598,600,865	$ 686,328,209
Percentage of maximum exposure to credit risk		100.00%	100.00%
Expected credit losses individually assessed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk		$ 108,933,970	$ 167,931,016
Percentage of maximum exposure to credit risk		100.00%	100.00%
Percentage of credit quality of loans		100.00%	100.00%
Expected credit losses collectively assessed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk		$ 500,669,399	$ 537,158,650
Percentage of maximum exposure to credit risk		100.00%	100.00%
Percentage of credit quality of loans		100.00%	100.00%
Performing [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk		$ 593,240,522	$ 682,265,682
Percentage of maximum exposure to credit risk		97.32%	96.76%
Performing [member] | Expected credit losses individually assessed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk		$ 107,558,913	$ 164,189,867
Percentage of credit quality of loans		98.74%	97.77%
Performing [member] | Expected credit losses collectively assessed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk		$ 485,681,609	$ 518,075,815
Percentage of credit quality of loans		97.01%	96.45%
Performing [member] | High grade [member] | Expected credit losses individually assessed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk		$ 99,350,267	$ 119,376,133
Percentage of credit quality of loans		91.20%	71.09%
Performing [member] | High grade [member] | Expected credit losses individually assessed [member] | Bottom of range [member]
Disclosure of credit risk exposure [line items]
Range PD		0.00%	0.00%
Performing [member] | High grade [member] | Expected credit losses individually assessed [member] | Top of range [member]
Disclosure of credit risk exposure [line items]
Range PD		3.50%	3.50%
Performing [member] | High grade [member] | Expected credit losses collectively assessed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk		$ 443,219,114	$ 441,473,621
Percentage of credit quality of loans		88.53%	82.19%
Performing [member] | High grade [member] | Expected credit losses collectively assessed [member] | Bottom of range [member]
Disclosure of credit risk exposure [line items]
Range PD		0.00%	0.00%
Performing [member] | High grade [member] | Expected credit losses collectively assessed [member] | Top of range [member]
Disclosure of credit risk exposure [line items]
Range PD		3.50%	3.50%
Performing [member] | Standard grade [member] | Expected credit losses individually assessed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk		$ 4,269,953	$ 34,261,433
Percentage of credit quality of loans		3.92%	20.40%
Performing [member] | Standard grade [member] | Expected credit losses individually assessed [member] | Bottom of range [member]
Disclosure of credit risk exposure [line items]
Range PD		3.51%	3.51%
Performing [member] | Standard grade [member] | Expected credit losses individually assessed [member] | Top of range [member]
Disclosure of credit risk exposure [line items]
Range PD		7.00%	7.00%
Performing [member] | Standard grade [member] | Expected credit losses collectively assessed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk		$ 22,728,775	$ 53,474,959
Percentage of credit quality of loans		4.54%	9.95%
Performing [member] | Standard grade [member] | Expected credit losses collectively assessed [member] | Bottom of range [member]
Disclosure of credit risk exposure [line items]
Range PD		3.51%	3.51%
Performing [member] | Standard grade [member] | Expected credit losses collectively assessed [member] | Top of range [member]
Disclosure of credit risk exposure [line items]
Range PD		7.00%	7.00%
Performing [member] | Sub-standard grade [member] | Expected credit losses individually assessed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk		$ 3,938,693	$ 10,552,301
Percentage of credit quality of loans		3.62%	6.28%
Performing [member] | Sub-standard grade [member] | Expected credit losses individually assessed [member] | Bottom of range [member]
Disclosure of credit risk exposure [line items]
Range PD		7.01%	7.01%
Performing [member] | Sub-standard grade [member] | Expected credit losses individually assessed [member] | Top of range [member]
Disclosure of credit risk exposure [line items]
Range PD		33.00%	33.00%
Performing [member] | Sub-standard grade [member] | Expected credit losses collectively assessed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk		$ 19,733,720	$ 23,127,235
Percentage of credit quality of loans		3.94%	4.31%
Performing [member] | Sub-standard grade [member] | Expected credit losses collectively assessed [member] | Bottom of range [member]
Disclosure of credit risk exposure [line items]
Range PD		7.01%	7.01%
Performing [member] | Sub-standard grade [member] | Expected credit losses collectively assessed [member] | Top of range [member]
Disclosure of credit risk exposure [line items]
Range PD		33.00%	33.00%
Past due but not impaired [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk		$ 11,350,685	$ 16,398,289
Percentage of maximum exposure to credit risk		1.86%	2.33%
Past due but not impaired [member] | Bottom of range [member]
Disclosure of credit risk exposure [line items]
Range PD		33.01%	33.01%
Past due but not impaired [member] | Top of range [member]
Disclosure of credit risk exposure [line items]
Range PD		99.99%	99.99%
Past due but not impaired [member] | Expected credit losses individually assessed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk			$ 2,253,730
Percentage of credit quality of loans			1.34%
Past due but not impaired [member] | Expected credit losses individually assessed [member] | Bottom of range [member]
Disclosure of credit risk exposure [line items]
Range PD		33.01%	33.01%
Past due but not impaired [member] | Expected credit losses individually assessed [member] | Top of range [member]
Disclosure of credit risk exposure [line items]
Range PD		99.99%	99.99%
Past due but not impaired [member] | Expected credit losses collectively assessed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	[1]	$ 11,350,685	$ 14,144,559
Percentage of credit quality of loans		2.27%	2.63%
Past due but not impaired [member] | Expected credit losses collectively assessed [member] | Bottom of range [member]
Disclosure of credit risk exposure [line items]
Range PD	[1]	33.01%	33.01%
Past due but not impaired [member] | Expected credit losses collectively assessed [member] | Top of range [member]
Disclosure of credit risk exposure [line items]
Range PD	[1]	99.99%	99.99%
Non-performing (Impaired) [member] | Expected credit losses collectively assessed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk			$ 4,938,276
Non-performing (Impaired) [member] | Impaired [member] | Expected credit losses individually assessed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk		$ 1,375,057	$ 1,487,419
Percentage of credit quality of loans		1.26%	0.89%
Range PD		100.00%	100.00%
Non-performing (Impaired) [member] | Impaired [member] | Expected credit losses collectively assessed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk		$ 3,637,105
Percentage of credit quality of loans		0.72%	0.92%
Range PD		100.00%	100.00%
Impairments Stage 1 [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk			$ 671,585,542
Percentage of maximum exposure to credit risk		95.87%	95.25%
Impairments Stage 1 [member] | Expected credit losses individually assessed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk		$ 104,988,725	$ 157,218,100
Percentage of maximum exposure to credit risk		96.38%	93.62%
Impairments Stage 1 [member] | Expected credit losses collectively assessed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk		$ 479,452,940	$ 514,367,442
Percentage of maximum exposure to credit risk		95.76%	95.76%
Impairments Stage 1 [member] | Performing [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk		$ 580,654,510	$ 665,422,537
Impairments Stage 1 [member] | Performing [member] | Expected credit losses individually assessed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk		104,988,725	157,218,100
Impairments Stage 1 [member] | Performing [member] | Expected credit losses collectively assessed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk		475,665,785	508,204,437
Impairments Stage 1 [member] | Performing [member] | High grade [member] | Expected credit losses individually assessed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk		98,109,324	118,533,334
Impairments Stage 1 [member] | Performing [member] | High grade [member] | Expected credit losses collectively assessed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk		441,993,511	440,700,297
Impairments Stage 1 [member] | Performing [member] | Standard grade [member] | Expected credit losses individually assessed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk		3,643,178	31,814,097
Impairments Stage 1 [member] | Performing [member] | Standard grade [member] | Expected credit losses collectively assessed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk		20,309,175	51,026,570
Impairments Stage 1 [member] | Performing [member] | Sub-standard grade [member] | Expected credit losses individually assessed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk		3,236,223	6,870,669
Impairments Stage 1 [member] | Performing [member] | Sub-standard grade [member] | Expected credit losses collectively assessed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk		13,363,099	16,477,570
Impairments Stage 1 [member] | Past due but not impaired [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk		3,787,155	6,163,005
Impairments Stage 1 [member] | Past due but not impaired [member] | Expected credit losses collectively assessed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	[1]	3,787,155	6,163,005
Impairments Stage 2 [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk		$ 20,149,542	$ 27,078,429
Percentage of maximum exposure to credit risk		3.31%	3.84%
Impairments Stage 2 [member] | Expected credit losses individually assessed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk		$ 2,570,188	$ 9,225,497
Percentage of maximum exposure to credit risk		2.36%	5.49%
Impairments Stage 2 [member] | Expected credit losses collectively assessed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk		$ 17,579,354	$ 17,852,932
Percentage of maximum exposure to credit risk		3.51%	3.32%
Impairments Stage 2 [member] | Performing [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk		$ 12,586,012	$ 16,843,145
Impairments Stage 2 [member] | Performing [member] | Expected credit losses individually assessed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk		2,570,188	6,971,767
Impairments Stage 2 [member] | Performing [member] | Expected credit losses collectively assessed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk		10,015,824	9,871,378
Impairments Stage 2 [member] | Performing [member] | High grade [member] | Expected credit losses individually assessed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk		1,240,943	842,799
Impairments Stage 2 [member] | Performing [member] | High grade [member] | Expected credit losses collectively assessed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk		1,225,603	773,324
Impairments Stage 2 [member] | Performing [member] | Standard grade [member] | Expected credit losses individually assessed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk		626,775	2,447,336
Impairments Stage 2 [member] | Performing [member] | Standard grade [member] | Expected credit losses collectively assessed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk		2,419,600	2,448,389
Impairments Stage 2 [member] | Performing [member] | Sub-standard grade [member] | Expected credit losses individually assessed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk		702,470	3,681,632
Impairments Stage 2 [member] | Performing [member] | Sub-standard grade [member] | Expected credit losses collectively assessed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk		6,370,621	6,649,665
Impairments Stage 2 [member] | Past due but not impaired [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk		7,563,530	10,235,284
Impairments Stage 2 [member] | Past due but not impaired [member] | Expected credit losses individually assessed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk			2,253,730
Impairments Stage 2 [member] | Past due but not impaired [member] | Expected credit losses collectively assessed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	[1]	7,563,530	7,981,554
Impairments Stage 3 [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk		$ 5,012,162	$ 6,425,695
Percentage of maximum exposure to credit risk		0.82%	0.91%
Impairments Stage 3 [member] | Expected credit losses individually assessed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk		$ 1,375,057	$ 1,487,419
Percentage of maximum exposure to credit risk		1.26%	0.89%
Impairments Stage 3 [member] | Expected credit losses collectively assessed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk		$ 3,637,105	$ 4,938,276
Percentage of maximum exposure to credit risk		0.73%	0.92%
Impairments Stage 3 [member] | Non-performing (Impaired) [member] | Expected credit losses collectively assessed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk		$ 3,637,105
Impairments Stage 3 [member] | Non-performing (Impaired) [member] | Impaired [member] | Expected credit losses individually assessed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk		$ 1,375,057	$ 1,487,419

[1]	It also includes transactions which are more than 5 days past due independently of the PD range assigned.